Note 6 - Convertible Debt - Related Party, Beneficial Conversion Feature Amounts (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	18 Months Ended	0 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Oct. 07, 2013	Nov. 26, 2013	Jan. 21, 2014	Mar. 13, 2014
Debt Instrument [Line Items]
Borrowing Amount	$ 3,500	$ 3,500
Convertible Shares	3,932,584	3,932,584
Gross Beneficial Conversion Feature	1,129	1,020
2013 Note - October 7, 2013 Draw [Member]
Debt Instrument [Line Items]
Borrowing Amount			1,000
Convertible Shares			1,123,595
Share Price (in Dollars per share)			$ 0.95
Gross Beneficial Conversion Feature	67	55
2013 Note - November 26, 2013 Draw [Member]
Debt Instrument [Line Items]
Borrowing Amount				1,000
Convertible Shares				1,123,595
Share Price (in Dollars per share)				$ 1.01
Gross Beneficial Conversion Feature	135	113
2013 Note - January 21, 2014 Draw [Member]
Debt Instrument [Line Items]
Borrowing Amount					1,000
Convertible Shares					1,123,595
Share Price (in Dollars per share)					$ 1.39
Gross Beneficial Conversion Feature	562	508
2013 Note - March 31, 2014 Draw [Member]
Debt Instrument [Line Items]
Borrowing Amount						500
Convertible Shares						561,799
Share Price (in Dollars per share)						$ 1.54
Gross Beneficial Conversion Feature	$ 365	$ 344